Borrowings - Notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument
Notes payable	$ 1,224,981	$ 1,101,608
Advances with FHLB with maturities ranging from 2021 Through 2029
Debt Instrument
Advances with the FHLB	542,469	421,399
Advances with FRB | Fixed rate with maturities on 2022 paying interest annually
Debt Instrument
Notes payable	1,009	0
Unsecured senior debt | Fixed Rate with maturities on 2023 paying interest semiannually
Debt Instrument
Notes payable	296,574	295,307
Junior subordinated debt | Fixed Rate with maturities ranging from 2033 to 2034
Debt Instrument
Notes payable	$ 384,929	$ 384,902